Mortgage Loans Receivable and Bond Portfolio (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Mortgage Loans Receivable Gross	$ 24,732,280	$ 25,354,876
Church Bonds Owned Gross	11,940,616	10,713,428
Bond Reserve Fund	458,000	200,000
Maturities and Redemptions of Bonds	395,000	145,000
Agape First Mortgage Bonds	529,000
Agape Second Mortgage Bonds	497,000
Agape First Mortgage Bonds Gross	7,200,000
Agape Second Mortgage Bonds Gross	$ 715,000